Estimated fair value of financial instruments	12 Months Ended
Mar. 31, 2023
Estimated fair value of financial instruments
24. Estimated fair value of financial instruments
The Bank’s financial instruments include financial assets and liabilities recorded on the balance sheet, including instruments such as foreign exchange and derivative contracts. Management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of all the amounts the Bank could have realized in a sales transaction as of March 31, 2022 and March 31, 2023, respectively. The estimated fair value amounts as of March 31, 2022 and March 31, 2023 have been measured as of the respective year ends, and have not been re-evaluated or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair value of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year end.
A comparison of the fair value and carrying value of financial instruments is set out below:

	As of
	March 31, 2022							March 31, 2023
		Estimated fair value							Estimated fair value
	Carrying value	Level 1	Level 2		Level 3		Total	Carrying value	Level 1	Level 2		Level 3		Total	Carrying value		Estimated fair value

							(In millions)
Financial Assets:
Cash and due from banks, and restricted cash	Rs. 1,122,031.1	Rs. 1,122,031.1	Rs.	—	Rs.	—	Rs. 1,122,031.1	Rs. 1,387,395.2	Rs. 1,387,395.2	Rs.	—	Rs.	—	Rs. 1,387,395.2	US$	16,880.3	US$	16,880.3
Investments held for trading	53,199.5	304.1		52,895.4		—	53,199.5	135,831.1	184.1		135,647.0		—	135,831.1		1,652.6		1,652.6
Investments available for sale debt securities	4,388,563.1	174,680.3		4,069,988.1		143,894.7	4,388,563.1	4,878,844.0	507,504.1		4,222,904.3		148,435.6	4,878,844.0		59,360.6		59,360.6
Securities purchased under agreements to resell	373,053.3	—		373,053.3		—	373,053.3	455,275.4	—		455,275.4		—	455,275.4		5,539.3		5,539.3
Loans	14,036,872.2	—		3,311,277.1		10,976,971.8	14,288,248.9	17,052,927.9	—		4,138,188.7		13,027,096.1	17,165,284.8		207,481.7		208,848.8
Accrued interest receivable	134,467.7	—		134,467.7		—	134,467.7	186,091.2	—		186,091.2		—	186,091.2		2,264.2		2,264.2
Other assets	686,475.6	3,889.8		680,762.1		—	684,651.9	1,292,086.7	3,313.7		1,286,529.0		—	1,289,842.7		15,720.7		15,693.4
Financial Liabilities :
Interest-bearing deposits	13,197,979.7	—		13,240,403.7		—	13,240,403.7	16,097,459.3	—		16,102,822.0		—	16,102,822.0		195,856.7		195,921.9
Non-interest-bearing deposits	2,382,052.2	—		2,382,052.2		—	2,382,052.2	2,729,176.3	—		2,729,176.3		—	2,729,176.3		33,205.7		33,205.7
Securities sold under repurchase agreements	151,844.9	—		151,844.9		—	151,844.9	—	—		—		—	—		—		—
Short-term borrowings	554,167.6	—		552,737.9		—	552,737.9	1,089,897.5	—		1,088,380.5		—	1,088,380.5		13,260.7		13,242.2
Accrued interest payable	82,412.8	—		82,412.8		—	82,412.8	112,463.2	—		112,463.2		—	112,463.2		1,368.3		1,368.3
Long-term debt	1,554,333.4	—		1,554,540.2		—	1,554,540.2	2,054,436.4	—		2,045,541.9		—	2,045,541.9		24,996.2		24,888.0
Accrued expenses and other liabilities	499,905.7	—		499,905.7		—	499,905.7	567,643.6	—		567,643.6		—	567,643.6		6,906.5		6,906.5